UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

     Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Libra Advisors, LLC

Address:  909 Third Floor
          29th Floor
          New York, NY 10022

13F File Number: 28-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ranjan Tandon
Title:    Managing Member
Phone:    (212) 350-5125

Signature, Place and Date of Signing:

  /s/ Ranjan Tandon                New York, NY                May 15, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   50

Form 13F Information Table Value Total:  $344,725
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number              Name

1.          28-10574                          Libra Associates, LLC
2.          28-10573                          Libra Fund, L.P.
----        -------------------               ------------------------------

                                                    FORM 13F INFORMATION TABLE
                                                          March 31, 2006
                                                     Market
                        Title                        Value      Shares/    Sh/  Put/  Invstmt         Other    Voting Authority
Name of Issuer          of Class          CUSIP      (x$1,000)  Prn Amt.   Prn  Call  Discrtn         Mngrs  Sole       Shrd  None
3COM CORP               COM               885535104    1,024      200,000   SH        Shared-Defined  1,2      200,000
ANOORAQ RES CORP        COM               03633E108      189      166,100   SH        Shared-Defined  1,2      166,100
AMERICAN BANK NOTE
  HOLOGRAPH             COM               24377103     5,843    2,156,000   SH        Shared-Defined  1,2    2,156,000
APEX SILVER MINES LTD.  COM               G04074953    5,938      250,000   SH        Shared-Defined  1,2      250,000
ARMOR HOLDINGS INC      COM               042260109   11,658      200,000   SH        Shared-Defined  1,2      200,000
AUSTRAL PAC ENERGY LTD  COM               052526100      189      100,000   SH        Shared-Defined  1,2      100,000
BEMA GOLD CORP          COM               08135F107      886      200,000   SH        Shared-Defined  1,2      200,000
BIRCH MTN RES LTD       COM               09066X109    6,849      928,200   SH        Shared-Defined  1,2      928,200
CAMBIOR INC             COM               13201L103    2,148      650,000   SH        Shared-Defined  1,2      650,000
CIT GROUP INC           COM               125581108    9,104      170,100   SH        Shared-Defined  1,2      170,100
COTT CORP QUE           COM               22163N106      138       10,000   SH        Shared-Defined  1,2       10,000
CRYSTALLEX INTL CORP    COM               22942F101       91       22,300   SH        Shared-Defined  1,2       22,300
CYPRESS SEMICONDUCTOR
  CORP                  COM               232806109   10,543      622,000   SH        Shared-Defined  1,2      622,000
DADE BEHRING HOLDINGS
  INC                   COM               23342J206    4,385      122,800   SH        Shared-Defined  1,2      122,800
DESERT SUN MNG CORP     COM               25043V107   10,623    1,924,700   SH        Shared-Defined  1,2    1,924,700
DRYSHIPS INC            SHS               Y2109Q101      108       10,200   SH        Shared-Defined  1,2       10,200
DUN & BRADSTREET CORP
  DEL NE                COM               26483E100   23,357      304,600   SH        Shared-Defined  1,2      304,600
ELDORADO GOLD CORP NEW  COM               284902103    5,504    1,140,000   SH        Shared-Defined  1,2    1,140,000
ENTREE GOLD INC         COM               29383G100    4,125    1,727,300   SH        Shared-Defined  1,2    1,727,300
EUROZINC MNG CORP       COM               298804105   10,359    5,954,400   SH        Shared-Defined  1,2    5,954,400
FRONTEER DEV GROUP INC  COM               35903Q106    1,550      365,000   SH        Shared-Defined  1,2      365,000
GAMMON LAKE RES INC     COM               364915108   37,949    2,119,100   SH        Shared-Defined  1,2    2,119,100
GLAMIS GOLD LTD         COM               376775102    8,717      266,900   SH        Shared-Defined  1,2      266,900
GOLDEN STAR RES LTD
  CDA                   COM               38119T104    1,336      506,000   SH        Shared-Defined  1,2      506,000
GOLDEN TELECOM INC      COM               38122G107    1,503       50,000   SH        Shared-Defined  1,2       50,000
HOLLINGER INTL INC      CL A              435569108      509       60,700   SH        Shared-Defined  1,2       60,700
IAMGOLD CORP            COM               450913108    3,921      454,454   SH        Shared-Defined  1,2      454,454
IMA EXPLORATION INC     COM               449664101    2,658      860,500   SH        Shared-Defined  1,2      860,500
IVANHOE MINES LTD       COM               46579N103    7,601      800,000   SH        Shared-Defined  1,2      800,000
KINROSS GOLD CORP       COM NO PAR        496902404    3,580      328,555   SH        Shared-Defined  1,2      328,555
METALLICA RES INC       COM               59125J104    1,004      305,100   SH        Shared-Defined  1,2      305,100
MILLENNIUM CELL INC     COM               60038B105      142       88,980   SH        Shared-Defined  1,2       88,980
MINEFINDERS  LTD        COM               602900102    7,983    1,034,300   SH        Shared-Defined  1,2    1,034,300
MIRAMAR MINING CORP     COM               60466E100      915      270,000   SH        Shared-Defined  1,2      270,000
MOBILE TELESYSTEMS
  OJSC                  SPONSORED ADR     607409109    9,194      277,756   SH        Shared-Defined  1,2      277,756
NEVSUN RES LTD          COM               64156L101    6,194    2,204,800   SH        Shared-Defined  1,2    2,204,800
NEW GOLD INC CDA        COM               644535106   11,108    1,194,600   SH        Shared-Defined  1,2    1,194,600
NORTHERN ORION RES INC  COM               665575106   15,377    3,402,530   SH        Shared-Defined  1,2    3,402,530
PACIFIC RIM MNG CORP    COM NEW           694915208    3,409    4,428,500   SH        Shared-Defined  1,2    4,428,500
PERU COPPER INC         COM               715455101    2,638    1,007,025   SH        Shared-Defined  1,2    1,007,025
PETROLEUM GEO SVCS
  ASA NEW               SPONSORED ADR     716599105    7,874      169,362   SH        Shared-Defined  1,2      169,362
TASEKO MINES LTD        COM               876511106      567      252,200   SH        Shared-Defined  1,2      252,200
TEMPLETON RUS AND
  EAST EUR F            COM               88022F105    4,594       60,400   SH        Shared-Defined  1,2       60,400
TESCO CORP              COM               88157K101    7,690      408,150   SH        Shared-Defined  1,2      408,150
WASHINGTON GROUP
  INTL INC              COM NEW           938862208   22,703      395,600   SH        Shared-Defined  1,2      395,600
WESTAIM CORP            COM               956909105   17,829    2,839,453   SH        Shared-Defined  1,2    2,839,453
WESTERN SILVER CORP     COM               959531104    8,818      377,600   SH        Shared-Defined  1,2      377,600
AGNICO EAGLE MINES
  LTD                   *W EXP 11/07/200  008474132      170       12,500   SH        Shared-Defined  1,2       12,500
GOLDCORP INC NEW        *W EXP 05/30/200  380956169   17,643    3,000,000   SH        Shared-Defined  1,2    3,000,000
YAMANA GOLD INC         COM               98462Y100   16,488    1,791,700   SH        Shared-Defined  1,2    1,791,700
                                                     344,725

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